Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Option Awards
While the Corporation does not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the Corporation that has not been publicly disclosed. It has been the Corporation’s recent practice to grant most of its equity awards in the form of restricted stock.

Award Timing Method	While the Corporation does not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the Corporation that has not been publicly disclosed.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the Corporation does not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the Corporation that has not been publicly disclosed.
MNPI Disclosure Timed for Compensation Value	false